SHARE CAPITAL - Warrants (Details)														1 Months Ended			12 Months Ended
	Dec. 08, 2020 USD ($) $ / shares shares	Aug. 17, 2020 USD ($) $ / shares shares	Aug. 12, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Jun. 16, 2020 USD ($) $ / shares shares	May 28, 2020 USD ($) $ / shares shares	May 26, 2020 $ / shares shares	Jan. 06, 2020 USD ($) $ / shares shares	Jun. 25, 2019	Mar. 15, 2019 USD ($) $ / shares	Mar. 12, 2019 USD ($) shares	Feb. 28, 2019 USD ($) $ / shares	Sep. 18, 2018 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 shares	Nov. 17, 2017 shares
Disclosure of warrants
Number of warrants outstanding																						0
Reverse stock split conversion									0.01				0.01
Common Shares issued from Warrant conversion (in shares)											49,624
Basis of exchange of warrants											0.085							0.00085
Fair value of warrants | $																			$ 190,303
Total exercise proceeds | $																	$ 4,973,035	$ 1,200,400	$ 13,816,648
Other share issuance costs | $					$ 278,482
Gross proceeds from issuance of shares | $																	$ 5,000,000	$ 11,483,496
2020 Settlement Warrants
Disclosure of warrants
Number of warrants outstanding																	500,000
Gross Proceeds from Issue of Units | $					$ 11,500,000
Number of common share per unit					1
Number of warrants per unit					1
Basis of exchange of warrants					1	1
Warrants exercise price | $ / shares					$ 2.88	$ 2.634
Warrants exercisable term						4 years
Fair value of warrants | $						$ 807,977											$ 201,673			$ 517,290	$ 575,935
Warrants Issued						500,000
Underwriting commission | $					$ 1,215,274
Fair value charge for compensation warrants | $					162,467
Other share issuance costs | $					$ 278,482
January 2020 Public offering
Disclosure of warrants
Number of warrants cancelled and surrendered						2,176,490
Common Shares issued from Warrant conversion (in shares)						672,937
Gross Proceeds from Issue of Units | $								$ 10,000,000
Basis of exchange of warrants						0.3092
Total exercise proceeds | $								10,000,000
Underwriting commission | $								462,880
Other share issuance costs | $								$ 185,883
June 2020 Public offering
Disclosure of warrants
Number of units issued					3,883,036
Issue price per unit | $ / shares					$ 2.973
Total exercise proceeds | $					$ 11,500,000
Underwriting commission | $					1,215,274
Fair value charge for compensation warrants | $					$ 162,467
August 2020 Public offering
Disclosure of warrants
Number of common shares per warrant			1
Issue price per unit | $ / shares			$ 2.775
Gross Proceeds from Issue of Units | $			$ 12,600,000
Warrants exercise price | $ / shares			$ 2.69
Fair value of warrants | $			$ 3,511,115
Warrants Issued			3,399,579
Warrants term			5 years
Underwriting commission | $			$ 1,057,302
Fair value charge for compensation warrants | $			242,989
Other share issuance costs | $			$ 109,918
Common Shares issued from public offerings (in shares)			4,532,772
Issue price per share | $ / shares			$ 2.775
Class of Warrant or Right, Number of Warrants Issued With Each Share			0.75
Gross proceeds from issuance of shares | $			$ 12,600,000
Number of warrants issued along with each share			0.75
RiskFreeInterestRateWarrantsIssued			0.32%
Expected life (in years)			2 years
Price of the stock on the grant date (in dollars per share) | $ / shares			$ 2.70
Expected volatility (as a percent)			70.00%
Expected dividend payments | $			$ 0
December 2020 Public offering
Disclosure of warrants
Number of common shares per warrant	1
Issue price per unit | $ / shares	$ 0.9801
Gross Proceeds from Issue of Units | $	$ 6,100,000
Warrants exercise price | $ / shares	$ 0.86
Fair value of warrants | $	$ 2,051,657
Warrants Issued	6,230,803
Warrants term	5 years
Underwriting commission | $	$ 659,410
Fair value charge for compensation warrants | $	96,114
Other share issuance costs | $	$ 178,968
Common Shares issued from public offerings (in shares)	6,230,803
Issue price per share | $ / shares	$ 0.9801
Class of Warrant or Right, Number of Warrants Issued With Each Share	1
Number of warrants issued along with each share	1
RiskFreeInterestRateWarrantsIssued	0.33%
Expected life (in years)	2 years
Price of the stock on the grant date (in dollars per share) | $ / shares	$ 0.86
Expected volatility (as a percent)	70.00%
Expected dividend payments | $	$ 0
Underwritten Public Offering
Disclosure of warrants
Gross proceeds from issuance of shares | $															$ 5,000,000	$ 5,000,000
RiskFreeInterestRateWarrantsIssued										2.43%		2.51%
Expected life (in years)										3 years		3 years
Price of the stock on the grant date (in dollars per share) | $ / shares										$ 4.50		$ 4.50
Expected volatility (as a percent)										82.00%		81.00%
Expected dividend payments | $										$ 0		$ 0
2020 Broker Warrants
Disclosure of warrants
Warrants exercise price | $ / shares														$ 5.1689
Fair value of warrants | $														$ 82,597
Warrants term														3 years
RiskFreeInterestRateWarrantsIssued														1.60%
Expected life (in years)														1 year
Price of the stock on the grant date (in dollars per share) | $ / shares														$ 3.47
Expected volatility (as a percent)														70.00%
Expected dividend payments | $														$ 0
2020 Compensation Warrants
Disclosure of warrants
Warrants exercise price | $ / shares	$ 1.22		$ 3.47		$ 3.71
Fair value of warrants | $	$ 96,114		$ 242,989		$ 162,467
Warrants term	5 years		5 years		5 years
Other share issuance costs | $	$ 200,386
RiskFreeInterestRateWarrantsIssued	0.33%		0.32%		0.32%
Expected life (in years)	2 years		2 years		2 years
Price of the stock on the grant date (in dollars per share) | $ / shares	$ 0.86		$ 2.70		$ 2.47
Expected volatility (as a percent)	70.00%		70.00%		70.00%
Expected dividend payments | $	$ 0		$ 0		$ 0
2020 Repayment Warrants
Disclosure of warrants
Warrants exercise price | $ / shares		$ 7.50		$ 7.50
Fair value of warrants | $		$ 27,002		$ 134,718
Warrants term		5 years		5 years
RiskFreeInterestRateWarrantsIssued		0.31%		0.29%
Expected life (in years)		2 years		2 years
Price of the stock on the grant date (in dollars per share) | $ / shares		$ 2.13		$ 2.54
Expected volatility (as a percent)		68.00%		70.00%
Expected dividend payments | $		$ 0		$ 0
Series A Units
Disclosure of warrants
Number of common share per unit								1
Number of pre funded warrants per unit								1
Number of warrants per unit								1
Warrants exercise price | $ / shares								$ 4.1351
Warrants exercisable term								4 years
Fair value of warrants | $								$ 6,145,620
Series A Units | January 2020 Public offering
Disclosure of warrants
Number of units issued								1,185,000
Issue price per unit | $ / shares								$ 4.1351
Series B Units
Disclosure of warrants
Number of units issued																			35,128,148
Number of pre funded warrants per unit								1
Number of warrants per unit								1
Basis of exchange of warrants								1
Warrants exercise price | $ / shares								$ 0.0001
RiskFreeInterestRateWarrantsIssued								1.60%
Expected life (in years)								1 year
Price of the stock on the grant date (in dollars per share) | $ / shares								$ 3.47
Expected volatility (as a percent)								70.00%
Series B Units | January 2020 Public offering
Disclosure of warrants
Number of units issued								1,241,490
Issue price per unit | $ / shares								$ 4.1350
January 2020 Warrants
Disclosure of warrants
Number of warrants cancelled and surrendered						2,176,490
Basis of exchange of warrants						0.3092
Warrants outstanding						250,000
2020 Warrants
Disclosure of warrants
Number of warrants exercised		501,000		(1,424,049)
Common Shares issued from Warrant conversion (in shares)							4,526,732
Warrants exercise price | $ / shares							$ 2.6340
Warrants outstanding		648,910
Warrants Issued							2,573,959
Maximum percentage of total outstanding common shares that holder can own							9.99%
Warrants term							4 years
Total exercise proceeds | $		$ 4,877,225
May 2020 Warrants
Disclosure of warrants
Common Shares issued from Warrant conversion (in shares)			1,925,049	1,925,049		672,937
Expected dividend payments | $								$ 0
Series A Warrants
Disclosure of warrants
Number of warrants outstanding																							25,676,368
Number of warrants issued																	10,273,972
Number of warrants exchanged																	(35,950,340)
Loss on extinguishment of warrants | $											$ 39,367
Series A Warrants | 2020 Settlement Warrants
Disclosure of warrants
Fair value of warrants | $					$ 2,404,957
RiskFreeInterestRateWarrantsIssued					0.32%
Expected life (in years)					2 years
Price of the stock on the grant date (in dollars per share) | $ / shares					$ 2.47
Expected volatility (as a percent)					70.00%
Expected dividend payments | $					$ 0
Series B Warrants
Disclosure of warrants
Number of warrants outstanding																							25,676,368
Number of warrants issued																	10,273,972
Number of warrants exercised																	(35,950,340)
Notional exercise price adjustment (in dollars per share) | $ / shares													$ 2.4334
Series C Warrants
Disclosure of warrants
Number of warrants outstanding																							10,273,972
Number of warrants exercised																	(10,273,972)
Series D Warrants
Disclosure of warrants
Number of warrants outstanding													0										3,573,830
Number of warrants exercised																	(3,573,830)
Series E Warrants
Disclosure of warrants
Number of warrants outstanding																							22,431,506
Number of warrants exchanged																	(22,431,506)
Notional exercise price adjustment (in dollars per share) | $ / shares													$ 2.4334
Loss on extinguishment of warrants | $											$ 24,565
Series F Warrants
Disclosure of warrants
Number of warrants outstanding													0										22,431,506
Number of warrants exercised																	(22,431,506)